Net Loss From Continuing Operations - Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Income (Loss) From Continuing Operations [Abstract]
Depreciation expenses of property, plant and equipment	$ 81,040	$ 81,489	$ 66,605
Depreciation expenses of right-of-use assets	12,835	12,287	11,066
Amortization expenses of intangible assets	932	1,043	896
Depreciation and amortization	$ 94,807	$ 94,819	$ 78,567